Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, shares issued	127,933,638	127,933,638	97,734,883	75,546,982
Common stock, shares, outstanding	127,933,638	127,933,638	97,734,883	75,546,982
Preferred stock, shares authorized			250,000,000
Preferred Class A [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			130,000,000	130,000,000
Preferred stock, shares outstanding	0	0	0	0
Preferred stock, dividend percentage		1.00%		1.00%
Preferred stock, shares issued	0	0
Preferred Class B [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding	320,000	320,000	300,000	0
Preferred stock, dividend percentage	1.00%		1.00%	1.00%
Preferred stock, shares issued	320,000	320,000	300,000	0
Preferred Class C [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000	0
Preferred stock, dividend percentage	1.00%		1.00%	1.00%
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000	0